CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Operating, selling and general	$ 11,366	$ 9,794
Transportation and distribution expense	$ 1,479	1,551
Reclassification, Adjustment
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Operating, selling and general		(133)
Transportation and distribution expense		$ 133